Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 358	$ 2,143		$ 58
Other receivables	83	84		19
Prepaid expenses	63	28		6
Total current assets	504	2,255		83
Non current assets
Equipment, net	60	0
Intangible assets, net	634	386		0
Total non current assets	694	386		52
TOTAL ASSETS	1,198	2,641		135
Current liabilities
Trade payables	1,265	455		420
Accrued liabilities	973	1,902		855
Total current liabilities	2,413	2,532		2,361
TOTAL LIABILITIES	2,413	2,532		2,361
COMMITMENTS AND CONTINGENCIES (Note 8)
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred shares, $0.00001 par value: 30,000,000 shares authorized; 2,374,219 and 16,116,957 issued and outstanding at June 30, 2024 and December 31, 2023, respectively	0	0		0
Common shares, $0.00001 par value: 2,470,000,000 shares authorized; 49,948,710 and 35,369,877 issued and outstanding at June 30, 2024 and December 31, 2023, respectively	0	0		0
Additional paid-in capital	77,795	76,733		71,795
Accumulated deficit	(79,010)	(76,624)		(74,021)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	(1,215)	109	$ (1,729)	(2,226)	$ (3,014)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	1,198	2,641		135
Related Party [Member]
Current liabilities
Related party payable	$ 175	$ 175		$ 177